Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2020	2019	2018	2020	2019	2018	2020	2019	2018

Cash and other compensation	25.6	20.7	22.5	4.6	4.1	4.0	30.2	24.8	26.5

Post-employment benefits	2.7	2.6	2.5				2.7	2.6	2.5

Equity-based compensation	41.1	40.6	42.5	5.2	4.6	4.8	46.3	45.2	47.3

Total	69.4	63.9	67.5	9.8	8.7	8.8	79.2	72.6	76.3

Transactions with former members of the Board of Directors
	Currency	2020	2019	2018

Dr. Krauer	CHF	60 000	60 000	60 000

Dr. Vasella	CHF			18 228